Exhibit 99.1

World Omni Auto Receivables Trust 2022-B

Monthly Servicer Certificate

June 30, 2023

Dates Covered
Collections Period	06/01/23 - 06/30/23
Interest Accrual Period	06/15/23 - 07/16/23
30/360 Days	30
Actual/360 Days	32
Distribution Date	07/17/23

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 05/31/23	606,053,303.96	33,942
Yield Supplement Overcollateralization Amount 05/31/23	51,060,230.12	0
Receivables Balance 05/31/23	657,113,534.08	33,942
Principal Payments	26,194,373.55	1,069
Defaulted Receivables	680,707.34	28
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 06/30/23	48,257,129.05	0
Pool Balance at 06/30/23	581,981,324.14	32,845

Pool Statistics	$ Amount	# of Accounts
Pool Factor	58.14%
Prepayment ABS Speed	1.54%
Aggregate Starting Principal Balance	1,083,969,917.66	44,920

Delinquent Receivables:
Past Due 31-60 days	7,467,955.76	318
Past Due 61-90 days	2,981,230.22	110
Past Due 91-120 days	345,419.19	16
Past Due 121+ days	0.00	0
Total	10,794,605.17	444

Total 31+ Delinquent as % Aggregate Ending Principal Balance	1.71%
Total 61+ Delinquent as % Aggregate Ending Principal Balance	0.53%
Delinquency Trigger Occurred	NO

Recoveries	550,685.18
Aggregate Net Losses/(Gains) - June 2023	130,022.16
Ratio of Net Loss/(Gain) to the Receivables Balance as of beginning of Collection Period (Annualized):
Current Net Losses/(Gains) Ratio	0.24%
Prior Net Losses/(Gains) Ratio	0.37%
Second Prior Net Losses/(Gains) Ratio	0.11%
Third Prior Net Losses/(Gains) Ratio	0.42%
Four Month Average	0.29%

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	0.26%

Overcollateralization Target Amount	5,237,831.92
Actual Overcollateralization	5,237,831.92
Weighted Average Contract Rate	4.25%
Weighted Average Contract Rate, Yield Adjusted	8.60%
Weighted Average Remaining Term	49.01

Flow of Funds	$ Amount
Collections	29,093,132.38
Investment Earnings on Cash Accounts	24,743.89
Servicing Fee	(547,594.61)
Transfer to Collection Account	-
Available Funds	28,570,281.66

Distributions of Available Funds
(1) Asset Representation Reviewer Amounts (up to $150,000 per year)	-
(2) Class A Interest	1,603,311.22
(3) Noteholders' First Priority Principal Distributable Amount	-
(4) Class B Interest	87,516.67
(5) Noteholders' Second Priority Principal Distributable Amount	3,867,500.08
(6) Class C Interest	44,987.50
(7) Noteholders' Third Priority Principal Distributable Amount	14,750,000.00
(8) Required Reserve Account	-
(9) Noteholders' Principal Distributable Amount	5,237,831.92
(10) Asset Representation Reviewer Amounts (in excess of 1)	-
(11) Distribution to Certificateholders	2,979,134.27

Total Distributions of Available Funds	28,570,281.66

Servicing Fee	547,594.61
Unpaid Servicing Fee	-
Change in amount of the unpaid servicing fee from the prior period	-

Note Balances & Note Factors	$ Amount
Original Class A	938,920,000.00
Original Class B	29,500,000.00
Original Class C	14,750,000.00

Total Class A, B, & C
Note Balance @ 06/15/23	600,598,824.22
Principal Paid	23,855,332.00
Note Balance @ 07/17/23	576,743,492.22

Class A-1
Note Balance @ 06/15/23	0.00
Principal Paid	0.00
Note Balance @ 07/17/23	0.00
Note Factor @ 07/17/23	0.0000000%

Class A-2a
Note Balance @ 06/15/23	140,300,176.96
Principal Paid	16,698,732.40
Note Balance @ 07/17/23	123,601,444.56
Note Factor @ 07/17/23	49.8795176%

Class A-2b
Note Balance @ 06/15/23	60,128,647.26
Principal Paid	7,156,599.60
Note Balance @ 07/17/23	52,972,047.66
Note Factor @ 07/17/23	49.8795176%

Class A-3
Note Balance @ 06/15/23	266,000,000.00
Principal Paid	0.00
Note Balance @ 07/17/23	266,000,000.00
Note Factor @ 07/17/23	100.0000000%

Class A-4
Note Balance @ 06/15/23	89,920,000.00
Principal Paid	0.00
Note Balance @ 07/17/23	89,920,000.00
Note Factor @ 07/17/23	100.0000000%

Class B
Note Balance @ 06/15/23	29,500,000.00
Principal Paid	0.00
Note Balance @ 07/17/23	29,500,000.00
Note Factor @ 07/17/23	100.0000000%

Class C
Note Balance @ 06/15/23	14,750,000.00
Principal Paid	0.00
Note Balance @ 07/17/23	14,750,000.00
Note Factor @ 07/17/23	100.0000000%

Interest & Principal Payments	$ Amount
Total Interest Paid	1,735,815.39
Total Principal Paid	23,855,332.00
Total Paid	25,591,147.39

Class A-1
Coupon	1.54800%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-1 Holders	0.00

Class A-2a
Coupon	2.77000%
Interest Paid	323,859.58
Principal Paid	16,698,732.40
Total Paid to A-2a Holders	17,022,591.98

Class A-2b
One-Month SOFR	5.06662%
Coupon	5.63662%
Interest Paid	301,264.30
Principal Paid	7,156,599.60
Total Paid to A-2b Holders	7,457,863.90

Class A-3
Coupon	3.25000%
Interest Paid	720,416.67
Principal Paid	0.00
Total Paid to A-3 Holders	720,416.67

Class A-4
Coupon	3.44000%
Interest Paid	257,770.67
Principal Paid	0.00
Total Paid to A-4 Holders	257,770.67

Class B
Coupon	3.56000%
Interest Paid	87,516.67
Principal Paid	0.00
Total Paid to B Holders	87,516.67

Class C
Coupon	3.66000%
Interest Paid	44,987.50
Principal Paid	0.00
Total Paid to C Holders	44,987.50

Distribution per $1,000 of Notes	Total
Total Interest Distribution Amount	1.7655292
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	24.2636899
Total Distribution Amount	26.0292191

A-1 Interest Distribution Amount	0.0000000
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	0.0000000
Total A-1 Distribution Amount	0.0000000

A-2a Interest Distribution Amount	1.3069394
A-2a Interest Carryover Shortfall	0.0000000
A-2a Principal Distribution Amount	67.3879435
Total A-2a Distribution Amount	68.6948829

A-2b Interest Distribution Amount	2.8367637
A-2b Interest Carryover Shortfall	0.0000000
A-2b Principal Distribution Amount	67.3879435
Total A-2b Distribution Amount	70.2247072

A-3 Interest Distribution Amount	2.7083333
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	0.0000000
Total A-3 Distribution Amount	2.7083333

A-4 Interest Distribution Amount	2.8666667
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000
Total A-4 Distribution Amount	2.8666667

B Interest Distribution Amount	2.9666668
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	2.9666668

C Interest Distribution Amount	3.0500000
C Interest Carryover Shortfall	0.0000000
C Principal Distribution Amount	0.0000000
Total C Distribution Amount	3.0500000

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	162.12
Noteholders' Third Priority Principal Distributable Amount	618.31
Noteholders' Principal Distributable Amount	219.57

Account Balances	$ Amount
Reserve Account
Balance as of 06/15/23	4,915,858.40
Investment Earnings	20,441.46
Investment Earnings Paid	(20,441.46)
Deposit/(Withdrawal)	-
Balance as of 07/17/23	4,915,858.40
Change	-

Required Reserve Amount	4,915,858.40

Other Servicing Information	Current Month	Prior Month	Two Months Prior
Principal Balance of Receivables extended during the Collection Period	$4,457,677.81	$4,242,537.93	3,765,821.01
Number of Extensions	160	154	131
Ratio of extensions to Beginning of Period Receivables Balance	0.68%	0.62%	0.53%